UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.) :  [ ] is a restatement
                                    [ ] adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:    Westport Asset Management, Inc.
Address: 253 Riverside Avenue
         Westport, CT  06880

13F File Number: 028-04441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ronald H. Oliver
Title:   President
Phone:   203-227-3601

Signature, Place, and Date of Signing:

         Ronald  H. Oliver   Westport, Connecticut   May 13, 2013
         -----------------   ---------------------   ------------

Report Type (Check only one):

[x]      13F Holdings Report
[ ]      13F Notice
[ ]      13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934


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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   61

Form 13F Information Table Value Total (x$1,000): $ 397,979

List of Included Managers:

         Andrew  J.  Knuth       Westport Asset Management, Inc.
         Edmund H. Nicklin, Jr.  Westport Asset Management, Inc.

List of Other Included Managers:

         No.     13F File Number           Name


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
                COLUMN 1                 COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                         TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
             NAME OF ISSUER               CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
---------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------- ------
AAR Corp.                                COM      000361105       9,089     494,214 SH       Defined    1             494,214
American Eagle Outfitters, Inc           COM      02553E106       4,675     250,000 SH       Defined                  250,000
Amphenol Corp.                           COM      032095101         448       6,000 SH       Defined                           6,000
Anadarko Petroleum Corp.                 COM      032511107         262       3,000 SH       Defined                           3,000
Arthur J. Gallagher & Company            COM      363576109       9,279     224,621 SH       Defined    1             224,621
BankUnited, Inc.                         COM      06652K103       2,622     102,360 SH       Defined                  102,360
Banner Corporation                       COM      06652V208      10,240     321,694 SH       Defined                  321,694
Berry Petroleum Co.                      COM      085789105       2,988      64,553 SH       Defined    1              64,553
Big Lots, Inc.                           COM      089302103      27,750     786,787 SH       Defined    1             786,787
Brown & Brown, Inc.                      COM      115236101       5,879     183,500 SH       Defined    1             183,500
CVS Caremark Corp.                       COM      126650100         551      10,020 SH       Defined                          10,020
Charles River Laboratories Int           COM      159864107       1,114      25,160 SH       Defined                   25,160
Checkpoint Systems, Inc.                 COM      162825103      10,290     787,866 SH       Defined    1             787,866
Chicago Bridge & Iron Company            COM      167250109      10,085     162,400 SH       Defined    1             162,400
Columbia Banking System, Inc.            COM      197236102       2,407     109,511 SH       Defined                  109,511
Comstock Resources, Inc.                 COM      205768203       4,347     267,503 SH       Defined    1             267,503
Crocs, Inc.                              COM      227046109      11,114     749,906 SH       Defined    1             749,906
Darden Restaurants, Inc.                 COM      237194105       2,067      40,000 SH       Defined    1              40,000
DeVry, Inc.                              COM      251893103      15,966     502,872 SH       Defined                  502,872
Devon Energy Corp.                       COM      25179M103       3,893      69,004 SH       Defined                   69,004
EOG Resources, Inc.                      COM      26875P101       3,202      25,000 SH       Defined                   25,000
Express, Inc.                            COM      30219E103       4,937     277,200 SH       Defined    1             277,200
FEI Company                              COM      30241L109      12,154     188,287 SH       Defined    1             188,287
Fairchild Semiconductor Corp.            COM      303726103       1,647     116,500 SH       Defined                  116,500
Forest Oil Corp.                         COM      346091705       2,709     514,995 SH       Defined    1             512,511  2,484
General Communication, Inc. -            COM      369385109       2,827     308,286 SH       Defined                  308,286
ITT Educational Services, Inc.           COM      45068B109         450      32,630 SH       Defined                   32,630
Interpublic Group of Companies           COM      460690100         143      11,000 SH       Defined                          11,000
Jack Henry & Associates, Inc.            COM      426281101       4,168      90,200 SH       Defined                   90,200
John Wiley & Sons, Inc. - Clas           COM      968223206         429      11,000 SH       Defined                   11,000
KBR, Inc.                                COM      48242W106       1,555      48,482 SH       Defined                   48,482
Landstar System, Inc.                    COM      515098101         685      12,000 SH       Defined                   12,000
Nat.West.Life Ins.                       COM      638522102      22,003     125,019 SH       Defined    1             125,019
North Valley Bancorp                     COM      66304M204         494      27,917 SH       Defined                   27,917
Orient Express Hotels Ltd. - C           COM      G67743107       7,722     783,213 SH       Defined    1             783,213
Owens & Minor, Inc.                      COM      690732102       5,895     181,036 SH       Defined                  181,036
PTC Inc.                                 COM      69370C100       3,441     135,000 SH       Defined    1             125,000 10,000
Pall Corp.                               COM      696429307         342       5,000 SH       Defined                           5,000
Plains Exploration & Productio           COM      726505100      13,623     286,971 SH       Defined                  284,597  2,374
Praxair, Inc.                            COM      74005P104         446       4,000 SH       Defined                           4,000
Precision Castparts Corp.                COM      740189105         683       3,600 SH       Defined                           3,600
QLogic Corp.                             COM      747277101       4,971     428,500 SH       Defined    1             428,500
Rofin-Sinar Technologies, Inc.           COM      775043102       2,657      98,088 SH       Defined                   98,088
Rogers Corp.                             COM      775133101      17,472     366,907 SH       Defined    1             366,907
Ross Stores, Inc.                        COM      778296103       7,197     118,726 SH       Defined                  118,726
Ruby Tuesday, Inc.                       COM      781182100       1,254     170,099 SH       Defined                  170,099
Ryman Hospitality Properties,            COM      78377T107       9,338     204,099 SH       Defined    1             204,099
Saks, Inc.                               COM      79377w108       4,551     396,750 SH       Defined    1             396,750
Skyworks Solutions, Inc.                 COM      83088M102         330      15,000 SH       Defined    1              15,000
Southwestern Energy Company              COM      845467109       4,490     120,500 SH       Defined                  120,500
Stone Energy Corp.                       COM      861642106       2,131      97,990 SH       Defined                   97,990
TJX Companies                            COM      872540109      15,554     332,700 SH       Defined                  332,700
Thermo Fisher Scientific Inc.            COM      883556102       3,519      46,000 SH       Defined                   46,000
Timberland Bancorp.                      COM      887098101       1,270     154,652 SH       Defined    1             154,652
UTI Worldwide, Inc.                      COM      G87210103       8,477     585,399 SH       Defined    1             585,399
United Rentals, Inc.                     COM      911363109      18,882     343,500 SH       Defined    1             343,500
Universal Health Services, Inc           COM      913903100      38,705     606,000 SH       Defined                  606,000
Vishay Intertechnology, Inc.             COM      928298108         544      40,000 SH       Defined    1              40,000
Volt Information Sciences, Inc           COM      928703107       2,845     340,708 SH       Defined    1             340,708
Webster Financial Corp.                  COM      947890109       2,817     116,100 SH       Defined                  115,000  1,100
Willis Group Holdings plc                COM      G96666105      26,356     667,415 SH       Defined                  667,415
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